Significant Events (Details) - MXN ($)		12 Months Ended
	May 19, 2025	Dec. 31, 2025
Significant Events [Line Items]
Share capital	99.00%
Common stock unit value	$ 1
Totaling	$ 49,500,000
Investment		$ 380,000,000
Production capacity		500,000
Companhia Siderúrgica Vale do Paraíba Ltda [Member]
Significant Events [Line Items]
Corresponding shares (in Shares)	49,500,000
Companhia Siderurgica do Espiritu Santo S.A.[Member]
Significant Events [Line Items]
Share capital	1.00%
Corresponding shares (in Shares)	50,000
Totaling	$ 500,000
Investment		$ 91,000,000